General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of General and Administrative Expenses [Abstract]
Staff costs	$ 290,176	$ 234,530
Travel expenses	226,846	58,761
Audit fees	122,786	123,006
Legal and professional fees	369,068	119,362
Insurance expenses	176,696	14,497
Depreciation charge and amortization of right-of-use assets	65,696	57,644
Reversal of expected credit loss	(988)	(26,226)
Donation	64,103
Others	103,023	76,718
Total	$ 1,417,406	$ 658,292